Annual Fund Operating Expenses ((Columbia Mid Cap Index Fund))	0 Months Ended
	Nov. 16, 2012
(Columbia Mid Cap Index Fund Class I) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[1]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.23%
Fee waivers and/or reimbursements	(0.02%)	[2]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%
(Columbia Mid Cap Index Fund Class R5) | Class R5 Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[3]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.28%
Fee waivers and/or reimbursements	(0.07%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.21%

[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class I.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.